Consolidated Statements of Earnings (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Gross Sales	$ 21,353	$ 21,389	$ 17,314
Less: Royalties	1,172	545	271
Revenue	20,181	20,844	17,043
Expenses
Purchased Product	8,427	8,744	8,033
Transportation and Blending	5,184	5,942	3,748
Operating	2,088	2,184	1,949
Production and Mineral Taxes	1	1	1
(Gain) Loss on Risk Management	156	305	896
Depreciation, Depletion and Amortization	2,249	2,131	1,838
Exploration Expense	82	2,123	888
General and Administrative	336	391	300
Onerous Contract Provisions	(5)	629	8
Finance Costs	511	627	645
Interest Income	(12)	(19)	(62)
Foreign Exchange (Gain) Loss, Net	(404)	854	(812)
Revaluation (Gain)			(2,555)
Transaction Costs			56
Re-measurement of Contingent Payment	164	50	(138)
Research Costs	20	25	36
(Gain) Loss on Divestiture of Assets	(2)	795	1
Other (Income) Loss, Net	(11)	(12)	(5)
Earnings (Loss) From Continuing Operations Before Income Tax	1,397	(3,926)	2,216
Income Tax Expense (Recovery)	(797)	(1,010)	(52)
Net Earnings (Loss) From Continuing Operations	2,194	(2,916)	2,268
Net Earnings (Loss) From Discontinued Operations		247	1,098
Net Earnings (Loss)	$ 2,194	$ (2,669)	$ 3,366
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ 1.78	$ (2.37)	$ 2.06
Discontinued Operations		0.20	0.99
Net Earnings (Loss) Per Share	$ 1.78	$ (2.17)	$ 3.05